Lease liabilities	12 Months Ended
Dec. 31, 2021
Lease liabilities.
Lease liabilities

16              Lease liabilities

The lease agreements have an average term of 7 years and weighted average rate of 14.32% p.a.

	December 31, 2021	December 31, 2020
Opening balance	173,103	153,714
Additions for new lease agreements (i)	25,513	35,925
Renegotiation	(12,439)	-
Cancelled contracts	(3,481)	(3,429)
Renegotiation - COVID-19 impact	(448)	(688)
Interest	14,984	15,091
Payment of interest	(14,692)	(14,675)
Payment of principal	(21,998)	(12,835)
Closing balance	160,542	173,103
Current liabilities	26,636	18,263
Non-current liabilities	133,906	154,840
	160,542	173,103

(i)          Refers to new lease agreements which the Company has embedded part of its digital learning solutions. These lease agreements (digital learning) refer to lease terms of 36 months, with rates negotiated in the range of 10.3% p.a to 10.9% p.a.

Short-term leases (lease period of 12 months or less) and leases of low-value assets (such as personal computers and office furniture) are recognized on a straight-line basis in rent expenses for the period and are not included in lease liabilities. Fixed and variable lease payments, including those related to short-term contracts and to low-value assets, were the following for the year ended December 31, 2021 and 2020:

	For the year ended December 31
	2021	2020
Fixed Payments	36,689	27,510
Payments related to short-term contracts and low value assets, variable price contracts (note 25)	17,775	14,278
	54,464	41,788